SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Capital Growth Fund (the “Fund”)

Effectively immediately, the Wells Fargo Capital Growth Fund Fund is no longer offered and all references to the Fund are hereby removed.

September 23, 2019	LC6R099/P107SP